Accounts receivable, net - Additional information (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, net
Legal Proceedings Receivables	$ 157,012	$ 143,278	$ 140,304
Expected Credit Loss Recognized in Trade Receivables under IFRS 9	$ 25,962	$ 50,753	$ 37,249